Income Taxes	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Income Taxes
(23) Income Taxes
(a) Income Tax Expense
Profit (loss) before income taxes and income tax expense for the years ended March 31, 2024, 2025 and 2026 consist of the following:

	Yen (millions)
	2024			2025			2026
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥148,651	¥1,493,733	¥1,642,384	¥180,912	¥1,136,728	¥1,317,640	¥(800,827)	¥397,527	¥(403,300)

Income tax expense (benefit):
Current taxes	19,081	606,077	625,158	28,922	499,076	527,998	(17,268)	231,347	214,079
Deferred taxes	34,265	(199,629)	(165,364)	(3,821)	(109,571)	(113,392)	(187,375)	(76,981)	(264,356)

Total	¥53,346	¥406,448	¥459,794	¥25,101	¥389,505	¥414,606	¥(204,643)	¥154,366	¥(50,277)

The statutory income tax rate in
 Japan is approximately 30.2% for each of the years in the three-year period ended March 31, 2026. The Japanese statutory income tax rate for the years ended March 31, 2024, 2025 and 2026 differs from the average effective tax rate for the following reasons:

	2024	2025	2026
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(5.4)	(5.2)	14.5
Effects of investments accounted for using the equity method	(2.0)	0.0	(12.0)
Effects of undistributed earnings and withholding taxes on royalty	6.1	7.0	(23.0)
Changes in unrecognized deferred tax assets	0.1	1.1	(9.8)
Effects of income and expense not taxable and deductible for tax purpose	0.0	0.5	0.1
Effects of tax credit	(2.6)	(2.2)	3.9
Other adjustments relating to prior years	(0.1)	(2.1)	3.7
Adjustments for the uncertain tax treatments on income taxes	0.1	0.6	2.8
Adjustments for the changes in income tax laws	0.2	0.4	0.3
Other	1.4	1.2	1.8

Average effective tax rate	28.0%	31.5%	12.5%

(b) Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Deferred tax assets:
Inventories	¥62,292	¥100,609
Accrued expenses	64,632	88,280
Provisions	243,174	349,210
Property, plant and equipment	55,231	29,954
Intangible assets	91,540	24,796
Retirement benefit liabilities	60,634	65,601
Lease liabilities	82,117	83,511
Carryforward of unused tax losses	36,057	289,535
Carryforward of unused tax credit	4,932	31,182
Other	137,622	192,744

Total	¥838,231	¥1,255,422

Deferred tax liabilities:
Property, plant and equipment	¥151,402	¥166,998
Intangible assets	236,577	145,488
Other financial assets	62,934	109,506
Operating leases	721,248	969,049
Undistributed earnings	71,781	64,126
Retirement benefit assets	44,309	40,709
Receivables from financial services	34,337	32,874
Other	90,228	103,052

Total	¥1,412,816	¥1,631,802

Net deferred tax assets (liabilities)	¥(574,585)	¥(376,380)

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Inventories	¥(8,335)	¥(2,284)	¥(36,309)
Provisions	(26,423)	(75,290)	(95,600)
Property, plant and equipment	(41,544)	(16,389)	34,336
Retirement benefit liabilities (assets)	(1,840)	3,308	(16,131)
Operating leases	(93,321)	(46,698)	186,390
Undistributed earnings	8,355	(537)	(7,146)
Carryforward of unused tax losses	17,652	59,300	(242,704)
Carryforward of unused tax credit	4,238	6,400	(24,419)
Other	(24,146)	(41,202)	(62,773)

Total	¥(165,364)	¥(113,392)	¥(264,356)

Honda
 considers the probability that a portion of, or all of, the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that Honda will utilize the benefits of these deferred tax assets as of March 31, 2025 and 2026. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period are ¥
637
 million and ¥
103,123
 million as of March 31, 2025 and 2026, respectively.
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Deductible temporary differences	¥461,089	¥546,073
Carryforward of unused tax losses	436,674	566,262
Carryforward of unused tax credit	124,850	377
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Within 1 year	¥12,142	¥16,853
Between 1 and 5 years	92,042	204,354
Between 5 and 20 years	36,115	49,376
Indefinite periods	296,375	295,679

Total	¥436,674	¥566,262

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Within 1 year	¥4	¥23
Between 1 and 5 years	124,831	354
Between 5 and 20 years	15	—
Indefinite periods	—	—

Total	¥124,850	¥377

The aggregate amounts of temporary differences
 relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized as of March 31, 2025 and 2026 are ¥8,127,532 million and ¥9,268,070 million, respectively.